Intangible assets, net - Future Amortization Expenses (Details) € in Millions	Dec. 31, 2024 EUR (€)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	€ 123.4
2026	118.1
2027	115.1
2028	94.4
2029	61.7
Thereafter	108.6
Total	€ 621.3